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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:
          John Hancock Life Insurance Company (U.S.A.) Separate Account H John Hancock Life Insurance Company (U.S.A.)
          601 Congress Street
          Boston, MA 02210

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

     Variable Insurance Contracts

3.   Investment Company Act File Number: 811-04113

     Securities Act File Numbers: 333-70728, 333-162245, 333-70850, 333-71072,
     333-71074, 333-70730, 333-70864*, 333-146591, 333-146698, 333-149421,
     333-143073, 333-143074, 333-159267, 333-161643, and 333-162237.

4(a). Last day of fiscal year for which this Form is filed: December 31, 2009

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c) [ ] Check box if this is the last time the issuer will be filing this Form.

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File Number:   811-04113
Registrant:    John Hancock Life Insurance Company (U.S.A.) Separate Account H

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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                                     $3,694,450,142

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:                        $667,847,618

     (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
            October 11, 1995 that were not previously used to reduce
            registration fees payable to the Commission:               $          0

     (iv)   Total available redemption credits [add items 5(ii)
            and 5(iii)]:                                                              -$  667,847,618

     (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                                      $3,026,602,524


     (vi)   Redemption credits available for use in future years
            -- if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                      $          0

     (vii) Multiplier for determining registration fee (See
              Instruction C.9):                                                       x     .00007130

     (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):=                                            =$   215,796.76
                                                                                       ==============

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:__________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                                      +$_____________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                      =$   215,796.76
                                                                                       ==============

* The registration fee was paid with the Rule 24f-2 Filing for Securities Act File Number. 333-70864. This fee also covers Rule 24f-2 Filings for fiscal year ended December 31, 2009 for Securities Act File Numbers 333-70728, 333-162245, 333-70850, 333-71072, 333-71074, 333-70730, 333-146591,
     333-146698, 333-149421, 333-143073, 333-143074, 333-159267, 333-161643, and
     333-162237.

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     SEC Account No. designated to receive payment: (payor's CIK no.) 753892

     March 24, 2010

            Method of Delivery:
                                [X] Wire Transfer
                                [ ] Mail or other means
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File Number:   811-04113
Registrant:    John Hancock Life Insurance Company (U.S.A.) Separate Account H

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Yiji Starr
                          ------------------------------
                          Yiji Starr
                          Vice President & CFO Annuities

Date: March 26, 2010

*    Please print the name and title of the signing officer below the signature.